Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Number of vessels	35,000
Aggregate shipbuilding and site supervision costs | $	$ 357,602	$ 424,868
Newbuildings
Related Party Transaction [Line Items]
Number of vessels	15,000
Liquefied Natural Gas | Newbuildings
Related Party Transaction [Line Items]
Number of vessels	9
Affiliated Entity | Liquefied Natural Gas | Newbuildings
Related Party Transaction [Line Items]
Number of vessels	9	11
Shipbuilding and site supervision costs | $	$ 8,500	$ 4,300	$ 3,100
Affiliated Entity | Liquefied Natural Gas | Newbuildings | Teekay Corporation Subsidiaries
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs | $	$ 10,100	$ 7,600